The reporting entity (Details)	12 Months Ended
Dec. 31, 2018 segment
Reporting entity
Number of reportable segments	2
voxeljet America
Reporting entity
Ownership percentage	100.00%
voxeljet UK
Reporting entity
Ownership percentage	100.00%
voxeljet India
Reporting entity
Ownership percentage	100.00%
voxeljet China
Reporting entity
Ownership percentage	95.83%